Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	$ 59,289,662	$ 59,607,958	$ 59,607,958
Gross carrying value, ending	59,289,346	59,290,037	59,289,662	$ 59,607,958
Accumulated amortisation, beginning	24,030,158	12,135,754	12,135,754
Accumulated amortisation, ending	29,653,575	18,151,038	24,030,158	12,135,754
Net block	29,635,771	41,138,999	35,259,504
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary			(318,129)
Gross carrying value, Disposals		(318,129)
Gross carrying value, Exchange differences	316	(208)	167
Gross carrying value, Acquisation through business combination
Accumulated amortisation, Charge for the period	5,623,417	6,015,398	11,894,518
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary			(114)
Accumulated amortisation, Disposals		(114)
Customer acquisition List [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	59,216,654	59,216,654	59,216,654
Gross carrying value, ending	59,216,654	59,216,654	59,216,654	59,216,654
Accumulated amortisation, beginning	24,030,158	12,135,640	12,135,640
Accumulated amortisation, ending	29,653,575	18,151,038	24,030,158	12,135,640
Net block	29,563,079	41,065,616	35,186,496
Gross carrying value, Additions
Gross carrying value, Exchange differences
Gross carrying value, Acquisation through business combination
Accumulated amortisation, Charge for the period	5,623,417	6,015,398	11,894,518
Goodwill [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	73,008	390,927	390,927
Gross carrying value, ending	72,692	73,383	73,008	390,927
Accumulated amortisation, beginning
Accumulated amortisation, ending
Net block	72,692	73,383	73,008
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary			(317,752)
Gross carrying value, Disposals		(317,752)
Gross carrying value, Exchange differences	316	(208)	167
Gross carrying value, Acquisation through business combination
Accumulated amortisation, Charge for the period
Software [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning		377	377
Gross carrying value, ending				377
Accumulated amortisation, beginning		114	114
Accumulated amortisation, ending				114
Net block
Gross carrying value, Additions
Gross carrying value, Derecognised on ‘Disposals of a subsidary			(377)
Gross carrying value, Disposals		(377)
Accumulated amortisation, Charge for the period
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary			(114)
Accumulated amortisation, Disposals		(114)
Intangible asset under development [Member]
Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill [Line Items]
Gross carrying value, beginning	166,587
Gross carrying value, ending	3,836,627	160,000	166,587
Accumulated amortisation, beginning
Accumulated amortisation, ending
Net block	3,836,627	160,000	166,587
Gross carrying value, Additions	3,670,501	$ 160,000	$ 166,587
Gross carrying value, Exchange differences	461
Accumulated amortisation, Derecognised on ‘Disposals of a subsidary